DEBT - Schedule of Carrying Values USD $ (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Aug. 30, 2020	Jan. 31, 2017
2020 Exchangeable Notes
Debt Instrument [Line Items]
Principal	$ 460,000,000	$ 460,000,000	$ 460,000,000
Conversion option (Level 2)	0
Debt issuance costs, net of amortization	(5,975,000)	(7,460,000)
Unamortized discount	(24,758,000)	(31,203,000)
Net liability carrying amount	429,267,000	421,337,000
Equity component - net carrying value	32,746,000	32,746,000
2017 Exchangeable Notes
Debt Instrument [Line Items]
Principal	110,187,000	287,495,000		$ 110,187,000
Conversion option (Level 2)	292,940,000
Debt issuance costs, net of amortization	(780,000)	(2,914,000)
Unamortized discount	(6,401,000)	(24,700,000)
Net liability carrying amount	395,946,000	259,881,000
Equity component - net carrying value	$ 0	$ 51,176,000